S-K 1603(c) Fiduciary Duties to Other Companies	Feb. 17, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Andrea Bernatova	Salt Creek Midstream LLC	Oil & Gas (Midstream)	Director
	Regenerate Technology Global, Inc.	Battery Technology	Director
	Dynamix Corporation	Blank check company	Chief Executive Officer and Chairman
	DynamixCore Holdings, LLC	Holding company	Managing Member
	Dynamix Corporation III	Blank check company	Chief Executive Officer and Chairman
	DynamixCore Holdings III, LLC	Holding company	Managing Member
Nader Daylami	CarbonPath, Inc.	Software (Greenhouse gas emissions)	Director
	Dynamix Corporation	Blank check company	Chief Financial Officer
	Dynamix Corporation III	Blank check company	Chief Financial Officer
Tyler Crabtree	CarbonPath, Inc.	Software (Greenhouse gas emissions)	Chief Executive Officer
	Dynamix Corporation	Blank check company	Director
	Dynamix Corporation III	Blank check company	Director
James Henderson	Vitesse Energy, Inc.	Oil & Gas (Upstream)	Chief Financial Officer
	Dynamix Corporation III	Blank check company	Director
Steve Jones	Caprock Midstream II	Oil & Gas (Midstream)	Chief Executive Officer
Philip Rajan	Thornhill Oaks Capital LLC	Financial Services	Managing Member
	Dynamix Corporation	Blank check company	Vice President of M&A and Strategy
	Dynamix Corporation III	Blank check company	Executive Vice President of M&A and Strategy

(1)      Each individual listed has a fiduciary duty with respect to each of the listed entities opposite from his/her name.